Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Debt Securities In Issue [abstract]
Subordinated bonds at beginning of period	¥ 1,113,750	¥ 1,003,021
Cash flows:
Proceeds from issuance of subordinated bonds	274,551	99,984	¥ 95,533
Non-cash changes:
Foreign exchange translations	76,999	43,940
Others	(21,108)	(33,195)
Subordinated bonds at end of period	¥ 1,444,192	¥ 1,113,750	¥ 1,003,021